Warrants (Tables)	12 Months Ended
Dec. 31, 2023
Warrants [Abstract]
Schedule of Fair Value of the Outstanding Warrants	The fair value of the outstanding warrants was calculated using the Black-Scholes model with the following assumptions:
	As of December 31, 2023	As of December 31, 2022
Market price per share (USD/share)	$1.26	$1.31
Exercise price (USD/share)	17.60	17.60
Risk free rate	4.16%	4.18%
Dividend yield	0%	0%
Expected term/Contractual life (years)	2.32	3.32
Expected volatility	105.55%	96.90%

Schedule of Warrants Liability	The following is a reconciliation of the beginning and ending balances of warrants liability measured at fair value on a recurring basis using Level 3 inputs (in thousands):
Beginning balance, January 1, 2022	$1,091
Fair value change of the issued warrants included in earnings	(1,063)
Ending balance, December 31, 2022	$28
Beginning balance, January 1, 2023	$28
Fair value change of the issued warrants included in earnings	(11)
Ending balance, December 31, 2023	$17